SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Basis of presentation (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)	Aug. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2022 CNY (¥)
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Net loss	¥ 22,515	$ 3,219	¥ 20,776	¥ 353,433
Net cash used in operating activities	119,142	$ 17,036	263,016	(447,244)
Working capital	171,184
Shareholder's deficit	(702,234)		(642,644)		$ (100,418)
Restricted cash	561,304		518,332	623,548	80,265		$ 74,120	¥ 716,791
Outstanding borrowings	187,631		160,981		26,831
Other current liabilities	1,766,044
Classified from redeemable non-controlling interests	188,964		39,142
Redeemable non-controlling interests	¥ 935,917		1,038,914	¥ 870,825
Redeemable non-controlling interest, first installment, redemption percentage	57.15%	57.15%
Threshold period for repayment of redeemable non-controlling interest redeemed, first installment	90 days	90 days
Redeemable non-controlling interests	¥ 935,917		¥ 1,038,914		$ 133,834
Credit facility
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Maximum borrowing capacity	100,000					¥ 30,000
Amount of undrawn balance under credit facilities agreements	10,000					¥ 20,000
Non-controlling interest holders to facilitate repayment signed share repurchase agreement, one
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Redeemable non-controlling interests	282,176
Non-controlling interest holders to facilitate repayment signed share repurchase agreement, two
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Redeemable non-controlling interests	249,814
Non-controlling interest holders to facilitate repayment signed share repurchase agreement, three
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Redeemable non-controlling interests	¥ 686,103
1 Pharmacy Technology
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Annual interest rate {as a percentage)	6.00%	6.00%